SHORT-TERM LOAN (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
SHORT-TERM LOAN
Short-term bank borrowing	¥ 100,000	$ 14,499	¥ 100,000